Offerings - Offering: 1	Oct. 31, 2024 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 16,417,240,431.9
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,513,479.51
Offering Note
(1)
Estimated solely for the purpose of calculating the filing fee, the proposed maximum aggregate value of the transaction was calculated by multiplying (x) 235,035,654, the number of outstanding ordinary shares of Aptiv PLC as of the close of business on October 11, 2024 by (y) $69.85, representing the average of the high and low prices reported on the New York Stock Exchange for an ordinary share of Aptiv PLC on October 8, 2024.

In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the sum calculated in the preceding sentence by 0.00015310.